Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Schedule of income tax benefit

	2016	2015
Federal income tax rate	34%	34%
Income tax benefit at the federal statutory rate	$(1,062,864)	$(2,558,779)
State benefit, net of federal benefit	(203,126)	(176,615)
Permanent differences net	(663,707)	1,057,550
Tax attributes from business combination	-	(434,725)
Changes in valuation allowances	1,324,427	2,112,569
Prior period true-up	605,270
Income tax (benefit) provision	$-	$-

Schedule of deferred tax assets and liabilities

	2016	2015
Deferred tax assets:
Accounts receivable	$14,200	$5,548
Other reserves	26,344	7,554
Stock based compensation	57,437	-
Standby letter of credit reserve	-	285,000
Start-up costs	356,646	382,902
Net operating loss carryforwards	3,024,924	1,474,121
Total deferred tax assets	3,479,551	2,155,125
Less: valuation allowances	(3,479,551)	(2,155,125)
Net deferred tax assets	$-	$-